Fees Summary	Jun. 01, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	7,026.02
Total Transaction Valuation	50,876,335.86
Total Offset Amount	1,845.25
Net Fee	$ 5,180.77
Offering Table N/A
Offset Table N/A